EMPLOYEES BENEFITS PLANS (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other		R$ 521,312	R$ 552,585
Current		64,367	54,354
Non-current		456,945	498,231
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Other		119,729	195,345
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Other	[1]	60,657	53,881
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Other		112,225	98,474
Others [Member]
IfrsStatementLineItems [Line Items]
Other		R$ 228,701	R$ 204,885

[1]	FGTS – Government Severance Indemnity Fund for Employees